Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Gold and Precious Metals Fund
Entity Central Index Key	0000083293
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class A
Trading Symbol	FKRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$111	0.87%
[1]
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Franklin Gold and Precious Metals Fund returned 54.78%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 42.90% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection buoyed the Fund’s core holdings in gold-focused mining companies (covering more than 80% of the portfolio), which collectively outperformed the benchmark FTSE Gold Mines Index by a wide margin; their combined gain also topped the 36.5% rise in physical gold prices as the metal ascended to all-time nominal highs.

↑
Many smaller, single-asset and development-stage mining companies, a key feature of our long-term investment strategy, exhibited leveraged responses to gold’s rally and posted some of the largest one-year gains, including key contributors Skeena Resources, Pantoro Gold and Artemis Gold.

↑
Lighter-than-index positions in large-cap laggards such as Barrick Mining, Newmont and Northern Star Resources, as well as off-benchmark exposures to companies operating in three outperforming industries: silver, precious metals and minerals, and diversified metals and mining.

Top detractors from performance:
↓
Several off-benchmark or overweighted gold-mining stocks bucked the dominant uptrend and sold off, including Ascot Resources, Bellevue Gold, Emerald Resources, Vault Minerals, Galiano Gold and Liberty Gold; among these holdings, Ascot shed the most equity value as the company was forced to stop development of its flagship asset due to labor issues and a funding shortfall.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index return, including Agnico Eagle Mines and AngloGold Ashanti, along with a lack of exposure to index component companies like Kinross Gold, Lundin Gold and other “detractors of omission” that posted significant rallies.

↓
Outside the gold industry, relative returns were curbed by substantial declines for Aya Gold & Silver in the silver industry, Platinum Group Metals in precious metals and minerals, and about a dozen small portfolio positions in diversified metals and mining.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	54.78	6.88	13.88
Class A (with sales charge)	46.23	5.68	13.23
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
FTSE Gold Mines Index	42.90	4.89	16.10
S&P 500 Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,477,532,051
Holdings Count | $ / shares	226	[2]
Advisory Fees Paid, Amount	$ 5,775,785
Investment Company Portfolio Turnover	22.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,477,532,051
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$5,775,785
Portfolio Turnover Rate	22.76%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class C
Trading Symbol	FRGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$206	1.62%
[4]
Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Franklin Gold and Precious Metals Fund returned 53.71%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 42.90% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection buoyed the Fund’s core holdings in gold-focused mining companies (covering more than 80% of the portfolio), which collectively outperformed the benchmark FTSE Gold Mines Index by a wide margin; their combined gain also topped the 36.5% rise in physical gold prices as the metal ascended to all-time nominal highs.

↑
Many smaller, single-asset and development-stage mining companies, a key feature of our long-term investment strategy, exhibited leveraged responses to gold’s rally and posted some of the largest one-year gains, including key contributors Skeena Resources, Pantoro Gold and Artemis Gold.

↑
Lighter-than-index positions in large-cap laggards such as Barrick Mining, Newmont and Northern Star Resources, as well as off-benchmark exposures to companies operating in three outperforming industries: silver, precious metals and minerals, and diversified metals and mining.

Top detractors from performance:
↓
Several off-benchmark or overweighted gold-mining stocks bucked the dominant uptrend and sold off, including Ascot Resources, Bellevue Gold, Emerald Resources, Vault Minerals, Galiano Gold and Liberty Gold; among these holdings, Ascot shed the most equity value as the company was forced to stop development of its flagship asset due to labor issues and a funding shortfall.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index return, including Agnico Eagle Mines and AngloGold Ashanti, along with a lack of exposure to index component companies like Kinross Gold, Lundin Gold and other “detractors of omission” that posted significant rallies.

↓
Outside the gold industry, relative returns were curbed by substantial declines for Aya Gold & Silver in the silver industry, Platinum Group Metals in precious metals and minerals, and about a dozen small portfolio positions in diversified metals and mining.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	53.71	6.09	13.03
Class C (with sales charge)	52.71	6.09	13.03
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
FTSE Gold Mines Index	42.90	4.89	16.10
S&P 500 Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,477,532,051
Holdings Count | $ / shares	226	[5]
Advisory Fees Paid, Amount	$ 5,775,785
Investment Company Portfolio Turnover	22.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,477,532,051
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$5,775,785
Portfolio Turnover Rate	22.76%
[5]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class R6
Trading Symbol	FGPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$69	0.54%
[7]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Franklin Gold and Precious Metals Fund returned 55.33%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 42.90% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection buoyed the Fund’s core holdings in gold-focused mining companies (covering more than 80% of the portfolio), which collectively outperformed the benchmark FTSE Gold Mines Index by a wide margin; their combined gain also topped the 36.5% rise in physical gold prices as the metal ascended to all-time nominal highs.

↑
Many smaller, single-asset and development-stage mining companies, a key feature of our long-term investment strategy, exhibited leveraged responses to gold’s rally and posted some of the largest one-year gains, including key contributors Skeena Resources, Pantoro Gold and Artemis Gold.

↑
Lighter-than-index positions in large-cap laggards such as Barrick Mining, Newmont and Northern Star Resources, as well as off-benchmark exposures to companies operating in three outperforming industries: silver, precious metals and minerals, and diversified metals and mining.

Top detractors from performance:
↓
Several off-benchmark or overweighted gold-mining stocks bucked the dominant uptrend and sold off, including Ascot Resources, Bellevue Gold, Emerald Resources, Vault Minerals, Galiano Gold and Liberty Gold; among these holdings, Ascot shed the most equity value as the company was forced to stop development of its flagship asset due to labor issues and a funding shortfall.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index return, including Agnico Eagle Mines and AngloGold Ashanti, along with a lack of exposure to index component companies like Kinross Gold, Lundin Gold and other “detractors of omission” that posted significant rallies.

↓
Outside the gold industry, relative returns were curbed by substantial declines for Aya Gold & Silver in the silver industry, Platinum Group Metals in precious metals and minerals, and about a dozen small portfolio positions in diversified metals and mining.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	55.33	7.27	14.34
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
FTSE Gold Mines Index	42.90	4.89	16.10
S&P 500 Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,477,532,051
Holdings Count | $ / shares	226	[8]
Advisory Fees Paid, Amount	$ 5,775,785
Investment Company Portfolio Turnover	22.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,477,532,051
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$5,775,785
Portfolio Turnover Rate	22.76%
[8]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Advisor Class
Trading Symbol	FGADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$79	0.62%
[10]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Advisor Class shares of Franklin Gold and Precious Metals Fund returned 55.25%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 42.90% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection buoyed the Fund’s core holdings in gold-focused mining companies (covering more than 80% of the portfolio), which collectively outperformed the benchmark FTSE Gold Mines Index by a wide margin; their combined gain also topped the 36.5% rise in physical gold prices as the metal ascended to all-time nominal highs.

↑
Many smaller, single-asset and development-stage mining companies, a key feature of our long-term investment strategy, exhibited leveraged responses to gold’s rally and posted some of the largest one-year gains, including key contributors Skeena Resources, Pantoro Gold and Artemis Gold.

↑
Lighter-than-index positions in large-cap laggards such as Barrick Mining, Newmont and Northern Star Resources, as well as off-benchmark exposures to companies operating in three outperforming industries: silver, precious metals and minerals, and diversified metals and mining.

Top detractors from performance:
↓
Several off-benchmark or overweighted gold-mining stocks bucked the dominant uptrend and sold off, including Ascot Resources, Bellevue Gold, Emerald Resources, Vault Minerals, Galiano Gold and Liberty Gold; among these holdings, Ascot shed the most equity value as the company was forced to stop development of its flagship asset due to labor issues and a funding shortfall.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index return, including Agnico Eagle Mines and AngloGold Ashanti, along with a lack of exposure to index component companies like Kinross Gold, Lundin Gold and other “detractors of omission” that posted significant rallies.

↓
Outside the gold industry, relative returns were curbed by substantial declines for Aya Gold & Silver in the silver industry, Platinum Group Metals in precious metals and minerals, and about a dozen small portfolio positions in diversified metals and mining.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	55.25	7.15	14.17
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
FTSE Gold Mines Index	42.90	4.89	16.10
S&P 500 Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,477,532,051
Holdings Count | $ / shares	226	[11]
Advisory Fees Paid, Amount	$ 5,775,785
Investment Company Portfolio Turnover	22.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,477,532,051
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$5,775,785
Portfolio Turnover Rate	22.76%
[11]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
*	Does not include derivatives, except purchased options, if any.